Employee Benefit Plans - Additional Information (Details) - USD ($)	1 Months Ended			12 Months Ended
	Mar. 31, 2020	Feb. 28, 2019	Nov. 30, 2017	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution, percent of match					6.00%
Defined contribution plan, description					The Company generally matches contributions up to 75% of the first 6% of compensation contributed by the participant.
Defined benefit plan, plan assets, contributions by employer					$ 14,763,000	$ 13,685,000	$ 13,616,000
Increase (Decrease) in Obligation, Other Postretirement Benefits					$ 99,000,000
Percentage of defined benefit plan pension plan with projected benefit obligation in excess of plan assets plan assets					10.00%
Defined benefit plan, net periodic benefit cost (credit), gain (loss) due to settlement and curtailment	$ (28,000,000)
Recognition of a charge for special termination benefits		$ 4,032,000
Defined benefit plan, benefit obligation, increase (decrease) for plan amendment							11,146,000
Defined benefit plan, accumulated benefit obligation, (increase) decrease for settlement and curtailment			$ 17,652,000
Defined benefit plan, assumption, number of basis point sensitivity, discount rate	25.00%				25.00%
Plan assets are expected to be returned	$ 0				$ 0
Other postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, contributions by employer					8,319,000	11,399,000
Defined benefit plan, benefit obligation, increase (decrease) for plan amendment					99,080,000
Defined benefit plan, net periodic benefit cost (credit), gain (loss) due to curtailment			$ 15,099,000		(49,491,000)		(26,274,000)
Defined benefit plan, estimated future employer contributions in next fiscal year	4,824,000				4,824,000
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, contributions by employer					51,372,000	4,580,000
Transfer of pension assets and liabilities to buyer					55,354,000
Settlement charge					29,313,000		523,000
Curtailment charge					22,732,000
Defined benefit plan, benefit obligation, increase (decrease) for plan amendment					(4,898,000)	$ (1,138,000)
Defined benefit plan, net periodic benefit cost (credit), gain (loss) due to curtailment					23,690,000		$ 29,000
Nashville Manufacturing Operations [Member]
Defined Benefit Plan Disclosure [Line Items]
Transfer of pension assets and liabilities to buyer	55,354,000
Settlement charge	28,452,000
Curtailment charge	$ 214,000
TAS - Grand Prairie, TX [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (Decrease) in Obligation, Other Postretirement Benefits					61,766,000
Defined benefit plan, net periodic benefit cost (credit), gain (loss) due to settlement and curtailment					23,476,000
Defined Benefit Plan, Other Cost (Credit)					11,642,000
TAS - Grand Prairie, TX [Member] | Other postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, net periodic benefit cost (credit), gain (loss) due to settlement and curtailment					41,128,000
TAS - Nashville, TN [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (Decrease) in Obligation, Other Postretirement Benefits					34,731,000
Defined benefit plan, net periodic benefit cost (credit), gain (loss) due to settlement and curtailment					8,363,000
Increase (Decrease) in Obligation, Pension Benefits					$ 4,898,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution, percent of match					75.00%
Maximum [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets					8.00%	8.00%	8.00%
Maximum [Member] | Pension Plan [Member] | Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets				8.00%
Minimum [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets					5.00%	5.00%	6.50%
Minimum [Member] | Pension Plan [Member] | Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets				5.00%